Recent accounting pronouncements	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
Recently adopted accounting standards

We have not adopted any new accounting standard updates ("ASUs") since the reporting date of our Form 20-F report.

Other ASUs

We additionally adopted the following accounting standard updates in the year which did not have any material impact on our Consolidated Financial Statements and related disclosures:
ASU 2019-12 Income Taxes (Topic 740): Simplifying the accounting for income taxes

In December 2019, the FASB issued ASU 2019-12. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The guidance will be effective from January 1, 2021 on a mainly prospective basis, with early adoption permitted. This amendment had no material impact on our consolidated financial statements or related disclosures.

Recently issued accounting standards

The FASB issued the following ASUs that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:

ASU 2020-04 & ASU 2021-01 Reference Rate Reform

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). This update is intended to provide relief to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by the amendments do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2022. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update are elective and apply to all entities that have derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments in this update do not apply to contract modifications made after December 31, 2022. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.

ASU 2020-06 Debt with Conversion and Other Options and Hedging - Contracts in Entity's Own Equity

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40) which simplifies the accounting for convertible instruments, such as exchangeable debt, by limiting the accounting models that result in separately recognizing embedded conversion features from the host contract. The accounting standards update also enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. Update 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. We are in the process of evaluating the impact this amendment will have on our Consolidated Financial Statements and related disclosures.